Change in presentation of "Special Items" disclosure from prior periods (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [abstract]
Summary of reclassification of Income Statement
As a result of the change, reclassifications in the Income Statement are as follows:

Income Statement extract (1)
	Six months	Six months
	ended	ended
	Jun	Jun
	2019	2019
US Dollar Million	Previously reported	Restated
Gross profit (loss)	337	337
Corporate administration, marketing and other expenses	(40)	(40)
Exploration and evaluation costs	(51)	(51)
Impairment, derecognition of assets and profit (loss) on disposal	n/a	(10)
Other (expenses) income	(49)	(45)
Special items	(6)	n/a
Operating profit	191	191
(1) Represents reclassifications prior to the disclosure of discontinued operations.